Key Management Transactions (Details Narrative) - CAD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Key Management Transactions
Gross proceeds from raised through non-brokered private placements	$ 50.0	$ 0.3